Income Taxes - Schedule of Company’s Continuing Operations in China and Consisted (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Company’s Continuing Operations in China and Consisted [Abstract]
Current income tax expense
Deferred income tax benefit	(201,535)	(85,255)
Total income tax benefit	$ (201,535)	$ (85,255)